Fresh Start Accounting - Reorganization Adjustments, Cash and Cash Equivalents (Details) - USD ($) $ in Millions		2 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Feb. 22, 2022	Feb. 22, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reorganization, Chapter 11 [Line Items]
Receipt of cash from the issuance of the Term Loan Facility		$ 175	$ 0	$ 0
Transfer of cash to restricted cash for the professional fee escrow account funding			2
Change in cash and cash equivalents		$ (95)	(152)	$ (161)	$ (119)	$ (634)	$ (646)
Reorganization Adjustments
Reorganization, Chapter 11 [Line Items]
Settlement of the Prepetition Credit Agreement			(683)
Payment of the AOD cash out option			(116)
Payment of success-based advisor fees	$ (28)		(28)
Payment of the arrangement & financing fee for the Term Loan Facility			(5)
Transfer of cash to restricted cash for the professional fee escrow account funding			(2)
Change in cash and cash equivalents			74
Reorganization Adjustments | Term Loan Facility [Member]
Reorganization, Chapter 11 [Line Items]
Receipt of cash from the issuance of the Term Loan Facility			175
Reorganization Adjustments | Convertible Bonds [Member]
Reorganization, Chapter 11 [Line Items]
Receipt of cash from the issuance of the Term Loan Facility			50
Reorganization Adjustments | New Second Lien Facility [Member]
Reorganization, Chapter 11 [Line Items]
Receipt of cash from the issuance of the Term Loan Facility			$ 683